Right-of-Use Assets (Details) - USD ($)		6 Months Ended
	Aug. 01, 2022	Jun. 30, 2024	Jun. 30, 2023
Right-of-use Assets [Abstract]
Monthly lease payment	$ 20,000
Term of lease	2 years
Amortization		$ 102,051	$ 102,840